Filed with the Securities and Exchange Commission on December 13, 2007

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	298	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	299	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On December 13, 2007 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

ST. DENIS J. VILLERE & COMPANY, LLC

Villere Balanced Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Prospectus

December 28, 2007

1

VILLERE BALANCED FUND

The Villere Balanced Fund (the “Fund”) seeks long term capital growth consistent with preservation of capital and balanced by current income.  The Fund will pursue this objective by investing in a combination of equity securities and high quality fixed-income obligations.  The Fund’s investment adviser is St. Denis J. Villere & Company, LLC (the “Adviser”).  The Fund is a series of Professionally Managed Portfolios (the “Trust”).  The Fund does not hold itself out as being related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

TABLE OF CONTENTS

SUMMARY OF INVESTMENT GOAL, STRATEGIES AND RISKS	3
PERFORMANCE INFORMATION	4
FEES AND EXPENSES OF THE FUND	5
INVESTMENT OBJECTIVE	6
PRINCIPAL INVESTMENT STRATEGIES	6
PRINCIPAL RISKS OF INVESTING IN THE FUND	7
PORTFOLIO HOLDINGS INFORMATION	8
INVESTMENT ADVISER	8
SHAREHOLDER INFORMATION	9
TOOLS TO COMBAT FREQUENT TRANSACTIONS	15
SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES	16
DIVIDENDS AND DISTRIBUTIONS	16
TAX CONSEQUENCES	17
FINANCIAL HIGHLIGHTS	18
PRIVACY NOTICE	Inside Back Cover

This Prospectus sets forth basic information about the Fund that you should know before investing.  It should be read and retained for future reference.

2

SUMMARY OF INVESTMENT GOAL, STRATEGIES AND RISKS

What is the Fund’s investment objective?	The Fund seeks long term capital growth consistent with preservation of capital and balanced by current income.

What are the Fund’s principal investment strategies?	Under normal market conditions, the Fund pursues its investment objective by principally investing in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills). The Fund invests 60% to 70% of its assets in equity securities selected primarily for their growth potential and 30% to 40% of its assets in equity and fixed-income securities selected primarily for their income potential.

In selecting investments, the Adviser places a greater emphasis on the income component of the Fund’s portfolio than might be the case for a traditional equity fund. Under normal market conditions, the Fund will invest at least 25% of its assets in fixed-income securities and at least 25% of its assets in equity securities. Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years, with an average maturity of approximately seven years.

What are the principal risks of investing in the Fund?	As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following are the principal risks that could affect the value of your investment:
●	The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated;
●	Interest rates rise, which can result in a decline in the value of the fixed-income securities held by the Fund;
●	Issuers of fixed-income securities held by the Fund may be unable to make principal and interest payments when due; and
●	Securities of small- and medium-sized companies, involve greater volatility than investing in larger companies.

Who may want to invest in the Fund?	The Fund may be appropriate for investors who:
	●	Can accept the risks of investing in a portfolio with both significant common stock and fixed-income holdings; And/or
	●	Are pursuing a long-term goal such as retirement.

The Fund may not be appropriate for investors who:
●	Need regular income or stability of principal; and/or
●	Are pursuing a short-term goal.

3

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the Fund.   The information below also illustrates how the Fund’s performance has varied from year to year and the risks of investing in the Fund by showing its highest and lowest quarterly returns.  The table below illustrates the Fund’s average annual total return over time compared with both a broad based index and a blended index.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

Calendar Year Total Return*

* The Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2007 was 7.76%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 13.76% for the quarter ended December 31, 2004, and the lowest quarterly return was -12.41% for the quarter ended September 30, 2001.

Average Annual Total Returns as of December 31, 2006

	One Year	Five Years	Since Inception (9/30/99)
Villere Balanced Fund
Return Before Taxes	5.90%	7.98%	9.47%
Return After Taxes on Distributions(1)	5.45%	7.64%	8.65%
Return After Taxes on Distributions and Sale of Fund Shares(1),(2)	4.22%	6.85%	7.86%
S&P 500® Index(3)	15.79%	6.19%	3.04%
Lipper Balanced Index(4)	11.60%	6.51%	5.30%
Lehman Corporate Bond Index(5)	4.24%	5.91%	6.72%
S&P 500® Index (65%)/Lehman Corporate Bond Index (35%)(6)	11.75%	6.09%	4.33%
(1)
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” figures may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3)
The Standard and Poor’s® (“S&P®”) 500 Index is an unmanaged index generally representative of the market for stocks of large-sized companies.  The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes.  You cannot invest directly in an index.

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(4)
The Lipper Balanced Index is an equally weighted performance index of the largest qualifying funds in the Lipper Category.  The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes. You cannot invest directly in an index.  As of August 31, 2007, the Fund has added the Lipper Balanced Index as an additional measure of market performance.

(5)
The Lehman Corporate Bond Index includes all publicly issued, fixed rate, non-convertible, investment-grade, domestic corporate debt.  The figures above reflect all dividends reinvested, but do not reflect any deductions for fees, expenses or taxes.

(6)	These figures represent a blend of the performance of the S&P 500® Index (65%) and the Lehman Corporate Bond Index (35%).

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None

Annual Portfolio Operating Expenses (expenses that are deducted from Fund assets)

Management Fee	0.75%
Distribution and Service (12b-1) Fee	None
Other Expenses(2)	0.41%
Acquired Fund Fees and Expenses(3)	0.04%
Total Annual Fund Operating Expenses	1.20%
Less: Expense Reduction/Reimbursement	0.00%
Net Annual Fund Operating Expenses(3), (4)	1.20%

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same.  Please note that the one-year figure below is based on the Fund’s net expenses after giving effect to the expense limitation agreement described below.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	$122
Three Years	$381
Five Years	$660
Ten Years	$1,455

(1)
Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services (“USBFS”), the Fund’s transfer agent.  Shareholders will be charged a fee by the transfer agent for outgoing wire transfers, returned checks and stop payment orders.

(2)	Other Expenses include interest, custodian, transfer agency and other customary Fund expenses.

(3)
The Fund is required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.  Without Acquired Fund Fees and Expenses, the Total and Net Annual Fund Operating Expenses for the Fund would have been 1.16%.

5

(4)
The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees, interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one year period shown in the Example above and may continue for an indefinite period thereafter, as determined by the Trust’s Board of Trustees (the “Board”).  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made on behalf of the Fund in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  A reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

INVESTMENT OBJECTIVE

The Fund seeks long term capital growth consistent with preservation of capital and balanced by current income.  There is no guarantee that the Fund will achieve its investment objective.  The Fund’s investment objective is fundamental.  It may only be changed by approval of the Fund’s shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will principally invest in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (U.S. government and corporate bonds, notes and bills).

As a balanced fund, the Fund invests 60% to 70% of its assets in equity securities that are selected principally for their growth potential and will consist primarily of common stocks.

The Adviser selects stocks based on earnings potential, low debt-to-total capitalization, strong cash flow and low price-to-earnings ratios.  In addition, the Adviser considers the ability of a company’s management to enrich characteristics unique to its industry, such as being a low cost producer in an industry, holding patents or demonstrating research and development efforts that have put a company ahead of its competition.  The Adviser also seeks those stocks with undervalued assets and growth potential that remain unrecognized by the investment community.  This may occur when companies fall out of favor due to economic cycles, trade at a perceived discount to their peer group or are otherwise undervalued based on the issuer’s current operations.  The Adviser seeks significant potential for future earnings growth in addition to catalysts for that growth, such as new products, improving industry trends or economic conditions.

A stock will be considered for sale by the Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost.  Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Securities selected primarily for their income potential will normally constitute 30% to 40% of the Fund’s assets.  Under normal market conditions, at least 25% of the Fund’s assets will be invested in fixed-income securities.  Fixed-income securities are securities that pay a specified rate of return and generally include bonds, notes and bills issued by the U.S. government, its agencies and instrumentalities; corporate bonds; as well as preferred and convertible securities that pay fixed-income.  In addition to fixed-income securities, the Fund may also invest in dividend-paying common stocks.

The Adviser makes its fixed-income purchase decisions by analyzing interest coverage ratios, total liabilities, debt-to-equity ratios and earnings quality.  These factors are continually reviewed, and if they are not consistently met, a fixed-income holding will be considered for sale.  The Fund’s fixed-income portion  will generally have an average maturity of approximately seven years.

6

It is also expected that approximately 90% of the fixed-income securities held by the Fund will be rated at least “investment grade” by one or more nationally recognized statistical ratings organizations (each an “NRSRO”), such as Standard & Poor’s® Ratings Group and Moody’s Investors Service©, Inc.  The Adviser may also purchase fixed-income securities that are unrated, but are believed by the Adviser to be of comparable quality to investment grade.  Up to 10% of the Fund’s fixed-income component, however, may be invested in fixed-income securities rated “BB” or lower or, if unrated, of comparable quality.  Such lower rated securities, often referred to as “junk bonds,” may be considered speculative.

Under normal market conditions, the Fund invests according to its principal investment strategies noted above.  However, the Fund may temporarily depart from its principal investment strategies and make short-term investments in cash, cash equivalents, short-term debt securities and money market instruments in response to adverse market, economic or political conditions.  As a result, the Fund may not achieve its investment objective to the extent that it makes such “defensive investments”.  In the event the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

You will be notified of any changes in the Fund’s investment strategies that are material and, if such changes are made, you should consider whether the Fund remains an appropriate investment for you.

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risks.  The Fund cannot guarantee that it will achieve its investment objective.  Since the prices of securities the Fund holds may fluctuate, the value of your investment in the Fund may also fluctuate and you could lose money.  It is important that investors closely review and understand these risks before making an investment in the Fund.  The principal risks of investing in the Fund are described below.

General Market Risk.  General market risk is the risk that the market value of securities may fluctuate – sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Interest and Credit Risk of Fixed-Income Securities.  Interest rates may rise, resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities.  Also, fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.  Issuers of fixed-income securities might be unable to make principal and interest payments when due. The Fund may invest in securities rated below investment grade. The value of fixed-income securities that are rated below investment grade are subject to additional risk factors such as increased possibility of default, volatility, illiquidity of the security and changes in value based on public perception of the issuer.

Small- and Medium-Sized Companies Risk.  Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger and more established companies because small- and medium-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small companies may have limited product lines, markets or financial resources, and their management may be dependent on a limited number of key individuals.  Securities of such companies may have limited market liquidity and their prices may be more volatile.  You should expect that the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

7

PORTFOLIO HOLDINGS INFORMATION

The Fund’s portfolio holdings are disclosed quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q.  In addition, the Fund discloses its calendar quarter-end top 10 holdings, full schedule of portfolio holdings and certain other portfolio characteristics on the Fund’s website at www.villere.com within 10 business days after the calendar quarter-end.  The calendar quarter-end holdings for the Fund will remain posted on the website at least until the date of the next required regulatory filing with the Securities and Exchange Commission (“SEC”).  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.  A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).

INVESTMENT ADVISER

St. Denis J. Villere & Company, LLC is the investment adviser to the Fund.  The Adviser is located at 601 Poydras Street, Suite 1808, New Orleans, Louisiana 70130.  The Adviser was founded in 1911 and provides investment advisory services to individual and institutional clients and investment companies. As of September 30, 2007, the Adviser had assets under management of approximately $1.6 billion.  The Adviser provides the Fund with advice on buying and selling securities.  The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.  Under the investment advisory agreement, the Fund pays the Adviser a management fee for its investment advisory services, calculated daily and payable monthly equal to 0.75% of the Fund’s average daily net assets.  For the fiscal year ended August 31, 2007, the Adviser received net advisory fees of 0.75% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Adviser is available in the Fund’s Annual Report to shareholders for the most recent period ended August 31.

EXPENSE LIMITATION AGREEMENT

The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) will not exceed 1.50% of the Fund’s average daily net assets.  Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the Fund, if requested by the Adviser, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

8

PORTFOLIO MANAGER

Mr. George V. Young is a member of the Adviser and serves as portfolio manager to the Fund.  As portfolio manager, Mr. Young is responsible for the day-to-day management of the Fund’s portfolio.  Mr. Young graduated from the University of Virginia with a B.A. in English in 1980.  He has managed investment advisory accounts for the Adviser since 1986.  Mr. Young is the nephew of George Villere and St. Denis Villere and the cousin of St. Denis Villere III, each of whom is a member of the Adviser.  Mr. Young has managed the Fund since its inception in 1999.

The SAI provides additional information about Mr. Young’s compensation, other accounts he manages and his ownership of securities in the Fund.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

A fund’s share price is known as its net asset value (“NAV”).  The NAV per share is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by USBFS or an authorized financial intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures adopted by the Board.

FAIR VALUE PRICING

Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund compares the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, the Trust may adjust its fair valuation procedures.

9

HOW TO PURCHASE SHARES

You may open a Fund account with a minimum initial investment as listed in the table below.

	To Open Your Account	To Add to Your Account
Regular Accounts	$2,000	$500
Retirement or Tax-Deferred Account	$2,000	$500
Automatic Investment Plan	$2,000	$100

You may purchase shares of the Fund by completing an Account Application.  Your order will not be accepted until the completed Account Application is received by the Fund or USBFS.  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Fund will not accept payment in cash, money orders and cashier’s checks, unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post-dated checks, post dated on-line bill pay checks or any conditional order or payment.  If any payment is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Fund as a result.  The Fund does not issue share certificates.  The Fund reserves the right to reject any purchase in whole or in part. These minimums can be changed or waived by the Adviser at any time.

If the Fund does not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund are not registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

PATRIOT ACT

The USA PATRIOT Act of 2001 requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Fund with your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

10

BY MAIL

To purchase the Fund’s shares by mail, simply complete an Account Application and mail it, along with a check made payable to “Villere Balanced Fund” to the address below.

Regular Mail Villere Balanced Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Villere Balanced Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

If you are making a subsequent purchase, detach the stub from the bottom of the account statement you receive after each transaction and mail it together with a check made payable to the Fund to USBFS in the envelope provided with your statement or to the address noted above.  You should write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

BY TELEPHONE

If you have completed the “Telephone and Internet Options” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at (866) 209-1129.  Telephone purchases are subject to the Fund’s minimum of $500 for additions to your account.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated on a day the NYSE is open.  For security reasons, requests by telephone will be recorded.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

BY WIRE
Initial Investment
If you are making an initial investment in the Fund, before you wire funds, please contact the Fund by phone to make arrangements with a customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, USBFS will establish an account for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given. Prior to sending the wire, please call the Fund at (866) 209-1129 to advise of your wire to ensure proper credit upon receipt. Your bank must include both the name of the Fund and your name so that it can be correctly applied.  Your bank should immediately transmit available funds by wire using the instructions you were given.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Prior to each wire purchase, please call USBFS at (866) 209-1129 to advise USBFS of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of you wire.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call USBFS at (866) 209-1129.  Your bank may charge you a fee for sending a wire to the Fund.

11

Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202-5207
ABA #075000022
Credit:	U.S. Bancorp Fund Services, LLC
A/C #112-952-137
Further Credit:	Villere Balanced Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Neither the Fund nor U.S. Bank, N.A., the Fund’s custodian, is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund.

THROUGH A FINANCIAL INTERMEDIARY

You may buy and sell shares of the Fund through certain financial intermediaries and their agents (collectively, “Financial Intermediaries”).  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  The Fund may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Fund.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment, you authorize the Fund to withdraw the amount you wish to invest from your personal bank account on a monthly or quarterly basis.  The AIP requires a minimum investment of $100.  If you wish to participate in the AIP, complete the “Automatic Investment Plan” section on the Account Application or call the Fund at (866) 209-1129.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Fund may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP by notifying USBFS by telephone or in writing 5 days prior to the next withdrawal.  If you liquidate your account, your AIP will be discontinued. A $25.00 fee will be imposed if your AIP transaction is returned.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call (866) 209-1129 for additional information regarding the Fund’s AIP.

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RETIREMENT PLANS

You may invest in the Fund by establishing a tax-sheltered IRA.  The Fund offers Traditional, Roth, SIMPLE and SEP IRAs.  You may obtain information about opening an IRA account by calling USBFS at (866) 209-1129.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

HOW TO SELL SHARES

In general, orders to sell or “redeem” shares may be placed either directly with the Fund or with your authorized Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after the Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

BY MAIL

You may redeem your shares by simply sending a written request to USBFS.  Please provide the Fund’s name, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding tax.

You should send your redemption request to:

Regular Mail Villere Balanced Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Villere Balanced Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207

NOTE:  The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

BY TELEPHONE OR BY WIRE

You may redeem Fund shares by telephone by completing the “Telephone and Internet Options” portion of the Account Application.  You may also request telephone redemption privileges after your account is open by calling USBFS at (866) 209-1129.  If you have a retirement account, you may not redeem shares by telephone.  You may have difficulties in making telephone redemptions during periods of abnormal market activity.  If this occurs, you may make your redemption request in writing.

You may redeem up to $100,000 in shares by calling USBFS at (866) 209-1129 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time. Redemption proceeds will be sent on the next business day to the mailing address that appears on USBFS’ records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $1,000.  There is a $15 wire charge per wire which will be deducted from your account balance on dollar specific trades as well as from the proceeds on complete redemptions and share specific trades.  You will not incur any charge when proceeds are sent via the ACH network; however, most transfers require two days to receive credit.  Telephone redemptions cannot be made if you notify USBFS of a change of address within 30 days before the redemption request.

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Prior to executing instructions received to redeem shares by telephone, USBFS will use procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to identify certain personal identification information.  If the Fund and USBFS follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

THROUGH A FINANCIAL INTERMEDIARY

You may redeem Fund shares through your authorized Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

SYSTEMATIC WITHDRAWAL PROGRAM

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program (“SWP”).  Under the SWP, shareholders or their Financial Intermediaries may request that a check drawn in a predetermined amount be sent to them each month, quarter or year.  In order to participate in the SWP, your account balance must be at least $10,000 and each withdrawal amount must be for a minimum of $100.  If you elect this method of redemption, the Fund will send a check directly to your address of record or will send the payment directly to your bank account via electronic funds transfer through the ACH network.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  This program may be terminated or modified by a shareholder or the Fund at any time.  You may terminate your participation in the program at any time by notifying USBFS in writing or by calling (866) 209-1129 at least five days in advance of the next withdrawal.

A withdrawal under the SWP involves a redemption of shares of the Fund and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. To establish the SWP, complete the “Systematic Withdrawal Plan” section of the Fund’s Account Application.  Please call (866) 209-1129 for additional information regarding the Fund’s SWP.

LOW BALANCE ACCOUNTS

If your total account balance falls below $500 due to withdrawals, the Fund may sell your shares of the Fund.  This does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts. The Fund will inform you in writing 30 days prior to selling your shares.  If you do not bring your total account balance up to $500 within 30 days, the Fund may sell your shares and send you the proceeds.  The Fund will not sell your shares if your account value falls as a result of market fluctuations.

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ACCOUNT AND TRANSACTION POLICIES

Before selling recently purchased shares, please note that if USBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 12 days from the purchase date.

Redemption In-Kind
The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantee
A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $100,000.

A signature guarantee is also required to redeem shares in the following situations: (1) if ownership on your account has changed; (2) when redemption proceeds are sent to any person, address or bank account not on record; (3) when establishing or modifying certain services on an account; and (4) if a change of address request has been received by USBFS within the last 30 days.

In addition to the situations described above, the Fund and/or USBFS reserves the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.   Signature guarantees will be generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public cannot provide a signature guarantee.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices, and the Fund may use a variety of techniques to monitor trading activity and detect and deter abusive trading practices.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures adopted by the Board when the Adviser determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive.  The Fund further reserves the right to refuse purchase requests, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Adviser to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

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Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

SERVICE FEES – OTHER PAYMENTS TO THIRD PARTIES

The Fund may pay service fees to Financial Intermediaries, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes dividends from its net investment income at least annually.  Based on the investment strategies of the Fund as summarized above, it is anticipated that the Fund’s net investment income generally will consist of interest income and dividends received on investments, less expenses. The Fund also distributes any realized net capital gains at least annually.  The Fund realizes capital gains mainly from sales of its portfolio assets for a profit.  Net capital gains of the Fund (net long-term capital gain over net short-term capital loss) realized and distributed by the Fund and designated as capital gains dividends are taxble to shareholders as long-term capital gains, without regard to the length of time the shareholders have held shares of the Fund.

Dividends and capital gain distributions (collectively, “distributions”) will be reinvested automatically at the NAV unless you request otherwise in writing.  If you wish to change your distribution option, write to the Fund in advance of the payment date of the distribution.  Normally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.  If you elect to receive distributions from the Fund by check and the U.S. Postal Service cannot deliver your check or your check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.  If you wish to change your distribution option, write to USBFS in advance of the payment date of the distribution.

16

TAX CONSEQUENCES

The Fund intends to make distributions of dividends and capital gains.  In general, Fund distributions are taxable to you as ordinary income or qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  An exchange of the Fund’s shares for shares of another mutual fund is considered a sale of the Fund’s shares.  Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

17

FINANCIAL HIGHLIGHTS

This table shows the Fund’s financial performance for the past five years.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in the Fund would have increased or decreased during the periods shown, assuming you had reinvested all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm.  Their report, along with the Fund’s most recent financial statements, is included in the Fund’s most recent Annual Report to shareholders, which is available upon request.

For a capital share outstanding throughout each year

	Year Ended August 31,
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$15.67	$16.29	$13.58	$12.10	$10.22

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.11	0.04	0.03	0.04
Net realized and unrealized gain
(loss) on investments	0.95	(0.09)	2.92	1.48	1.91
Total from investment operations	1.21	0.02	2.96	1.51	1.95

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.07)	(0.03)	(0.03)	(0.07)
From net realized gain	(0.25)	(0.57)	(0.22)	–	–
Total distributions	(0.37)	(0.64)	(0.25)	(0.03)	(0.07)

Net asset value, end of year	$16.51	$15.67	$16.29	$13.58	$12.10

Total return	7.81%	0.18%	21.90%	12.49%	19.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$61.9	$62.9	$48.6	$25.7	$11.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.16%	1.22%	1.27%	1.45%	1.92%
After fees absorbed or recouped	1.16%	1.25%	1.50%	1.50%	1.50%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.49%	0.84%	0.54%	0.30%	0.02%
After fees absorbed or recouped	1.49%	0.81%	0.31%	0.25%	0.44%
Portfolio turnover rate	27%	27%	30%	20%	39%

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

This Page is not a part of the Prospectus.

VILLERE BALANCED FUND

Investors can find more information about the Fund in the following documents:

STATEMENT OF ADDITIONAL INFORMATION (“SAI”):  The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders.  The Fund’s Annual Report contains a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information or make general inquires about the Fund by contacting the Fund at:

Villere Balanced Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
877-VILLERE (877-845-5373)
www.villere.com

You can review and copy information including the Fund’s reports to shareholders and SAI at the Public Reference Room of the SEC, 100 F Street, N.E. Washington, D.C. 20549-0102.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

●	Free of charge from the Fund’s website at www.villere.com; or
●	Free of charge from the Commission’s EDGAR database on the SEC’s Internet website at http://www.sec.gov.; or
●	For a fee, by writing to the Public Reference Room of the SEC, Washington, DC 20549-0102; or
●	For a fee, by email request to publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-5037)

STATEMENT OF ADDITIONAL INFORMATION
December 28, 2007

VILLERE BALANCED FUND
601 Poydras St., Suite 1808, New Orleans, LA 70130
(866) 209-1129

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated December 28, 2007, as may be revised, of the Villere Balanced Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”).  St. Denis J. Villere & Company, LLC (the “Adviser”) is the investment adviser to the Fund.  Copies of the Fund’s Prospectus are available on the Fund’s website at www.villere.com and by calling the telephone number listed above.

The Fund’s most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Fund’s Annual Report dated August 31, 2007 as filed with the Securities and Exchange Commission.

TABLE OF CONTENTS

THE TRUST	3
INVESTMENT OBJECTIVE AND POLICIES	3
INVESTMENT RESTRICTIONS	10
PORTFOLIO TURNOVER	11
PORTFOLIO HOLDINGS INFORMATION	11
TRUSTEES AND EXECUTIVE OFFICERS	13
PROXY VOTING POLICIES	16
CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP	16
THE FUND’S INVESTMENT ADVISER	17
THE FUND’S SERVICE PROVIDERS	19
EXECUTION OF PORTFOLIO TRANSACTIONS	20
CAPITAL STOCK	21
DETERMINATION OF SHARE PRICE	21
PURCHASE AND REDEMPTION INFORMATION	22
DISTRIBUTIONS AND TAX INFORMATION	24
MARKETING AND SUPPORT PAYMENTS	26
FINANCIAL STATEMENTS	27
APPENDIX A	28
APPENDIX B	30

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series which represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The SEC is not involved in the supervision or management of the Fund.  The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund commenced operations on June 7, 2002, when a series of the Trust for Investment Managers reorganized into the Fund, which was a newly formed series of the Trust.

INVESTMENT OBJECTIVE AND POLICIES

The Fund is a mutual fund with the investment objective of seeking long term capital growth consistent with preservation of capital and balanced by current income.  The Fund seeks to achieve its investment objective by investing in a mix of common stocks and fixed-income securities.  It is expected that at least 25% of the Fund’s assets will be invested in fixed-income securities under normal market conditions.

The Fund is diversified.  Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the Fund purchases a security.  If the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.  Then the Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

The following information supplements the discussion of the Fund’s investment objective and policies as set forth in its Prospectus.  There is no guarantee that the Fund will achieve its investment objective.

The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

EQUITY SECURITIES.  The Fund may invest in equity securities consistent with its investment objective and strategies.  Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Fund may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

To the extent the Fund invests in the equity securities of small- or medium-sized companies, it will be exposed to the risks of smaller-sized companies.  Small- and medium-sized companies may have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

COMMON STOCK.  Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

PREFERRED STOCK.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, it is subject to the risk that the dividend can be changed or omitted by the issuer.

CONVERTIBLE SECURITIES.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

FIXED-INCOME SECURITIES.  Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.   Fixed-income securities that will be eligible for purchase by the Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® Ratings Group (“S&P®”) and those rated Baa or better by Moody’s Investors Service©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

The Fund reserves the right to invest up to 10% of its assets in securities rated lower than BBB by S&P® or lower than Baa by Moody’s.  High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, but are not a guarantee of quality and may be reduced after the Fund has acquired the security.  If a security’s rating is reduced while it is held by the Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

FOREIGN SECURITIES.  The Fund may invest up to 5% of its assets in securities of foreign issuers, including emerging markets.  The Fund may also invest without limit in securities of foreign issuers that are listed and traded on a U.S. national securities exchange, including sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and the Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to the Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets, such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructure, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax.  The Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Fund under U.S. tax law, they will reduce the net return to the Fund’s shareholders.

To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

The Fund may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

GOVERNMENT OBLIGATIONS. The Fund may make short-term investments in U.S. government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issuers of such entities as the Government National Mortgage Association (“GNMA”).  Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury.

AGENCY OBLIGATIONS.  The Fund may make short-term investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation and the Student Loan Marketing Association.  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because it is not obligated to do so by law.

WHEN-ISSUED SECURITIES.  The Fund may from time to time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund.  To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would not earn income; however, it is the Fund’s intention to be fully invested to the extent practicable and subject to the policies stated in this SAI and in its Prospectus.  While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its per share net asset value (“NAV”).  The market value of the when-issued securities may be more or less than the purchase price.  The Fund does not believe that its NAV or income will be adversely affected by its purchase of securities on a when-issued basis.  The Fund’s custodian will segregate liquid assets equal in value to commitments for when-issued securities.  Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

SHORT TERM INVESTMENTS.  The Fund may invest in any of the following securities and instruments for defensive purposes:

CERTIFICATES OF DEPOSIT, BANKERS’ ACCEPTANCES AND TIME DEPOSITS.  The Fund may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Fund will be U.S. dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

COMMERCIAL PAPER AND SHORT-TERM NOTES.  The Fund may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by companies.  Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P®, “Prime-1” or “Prime-2” by Moody’s, similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.  These rating symbols are described in Appendix B.

REPURCHASE AGREEMENTS.  The Fund may enter into repurchase agreements.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the U.S. government security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government security subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the U.S. government security.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund would be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

MONEY MARKET MUTUAL FUNDS.  The Fund may invest in shares of money market mutual funds in connection with the Fund’s management of daily cash positions or for longer periods.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders would also bear its pro rata portions of each other money market fund’s advisory and operational expenses.  The Fund currently intends to limit its investments in shares of money market funds in accordance with the 1940 Act.

ILLIQUID SECURITIES.  The Fund may not invest more than 15% of the value of its net assets in securities that are illiquid.  The Adviser will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included (a) securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), (b) securities that are otherwise not readily marketable, and (c) repurchase agreements having a maturity of longer than seven days.  Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

RESTRICTED SECURITIES.  The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Trust on behalf of the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.  The Fund may not:

1.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, or (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.	(a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

3.
Purchase securities on margin, participate on a joint basis or joint and several basis in any securities trading account, or underwrite securities.  (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.	Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the Prospectus and in this SAI).

5.
Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

6.
Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.

7.
Purchase the securities of any issuer, if as a result of such purchase more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund’s assets may be invested without regard to this limitation.

The Fund observes the following policies, which are deemed non-fundamental and which may be changed by the Board without shareholder vote.  The Fund may not:

1.
Purchase any security, if as a result of such purchase the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

2.	Invest in any issuer for purposes of exercising control or management.

3.	Invest in securities of other investment companies except as permitted under the 1940 Act.

4.
Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable or repurchase agreements with more than seven days to maturity.

5.	With respect to fundamental investment restriction 2(a) above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions”.

The Fund had the following portfolio turnover rates for the last two fiscal years ended August 31:

	2007	2006
Portfolio Turnover Rate	27%	27%

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The policy was developed in consultation with the Adviser and has been adopted by the Adviser.  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Adviser, the principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings (1) by overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the policies.  The Board reserves the right to amend the policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Fund discloses its complete portfolio holdings and certain other portfolio characteristics on the Fund’s website at www.villere.com generally within 10 business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the Fund’s website until updated with any required regulatory filing with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

In the event of a conflict between the interests of the Fund and the interests of Adviser or an affiliated person of the Adviser, the Adviser’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the policy, when the Fund has a legitimate business purpose and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Adviser, its affiliates or employees or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., prior thereto Senior Vice President; formerly, Senior Vice President, Norton Simon, Inc.	1	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1	Trustee, Managers Funds; Trustee, Managers AMG Funds.

Officers of the Trust

Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Vice President, U.S. Bancorp Fund Services, LLC since July 2001.	Not Applicable.	Not Applicable.

B13

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.
Chief Financial Officer, U.S.
Bancorp Fund Services, LlC,
since April 2006; Vice
President, U.S. Bancorp Fund
Services, LLC since 1997;
formerly, Chief Financial
Officer, Quasar Distributors,
LLC (2000-2003).

			Not Applicable.	Not Applicable.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

TRUST COMMITTEES.

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing, together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Fund’s last fiscal year.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include interested Trustees of the Trust.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting.  The Audit Committee met once during the Fund’s last fiscal year with respect to the Fund.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Fund’s last fiscal year with respect to the Fund.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met twice during the Fund’s last fiscal year with respect to the Fund.

TRUSTEE OWNERSHIP OF FUND SHARES AND OTHER INTERESTS.

The following table shows the amount of Fund shares and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2006.

Name	Dollar Range of Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust

Dorothy A. Berry	None	$10,001 - $50,000
Wallace L. Cook	None	$50,001 - $100,000
Carl A. Froebel	None	$10,001 - $50,000
Steven J. Paggioli	$1-$10,000	$10,001 - $50,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, during the two most recently completed calendar years, the value of which exceeds $120,000, in the Adviser, the Fund’s principal underwriter or any of its affiliates.

COMPENSATION.

Set forth below is the rate of compensation received by the Independent Trustees from all portfolios comprising the Trust for the fiscal year ended August 31, 2007.  Independent Trustees currently receive an annual retainer of $40,000.  Independent Trustees also receive additional fees for any special meeting attended.  The Chairman of the Board receives an additional annual retainer of $8,000.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$1,520	None	None	$1,520
Wallace L. Cook, Trustee	$1,243	None	None	$1,243
Carl A. Froebel, Trustee	$1,243	None	None	$1,243
Steven J. Paggioli, Trustee(2)	$1,243	None	None	$1,243
Rowley W.P. Redington, Trustee(3)	$552	None	None	$552
(1)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Fund.  For the fiscal year ended August 31, 2007, Trustees’ fees and expenses in the amount of $168,000 were allocated to the Trust.

(2)	Prior to December 1, 2005 Mr. Paggioli was not an Independent Trustee.
(3)	As of January 1, 2007, Mr. Redington is no longer a Trustee of the Trust.

The Trust, the Adviser and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Adviser and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES

The Board has adopted proxy voting policies and procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy voting policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.  The Adviser has adopted a proxy voting policy (the “Adviser’s Policy”) that underscores the Adviser’s concern that all proxy voting decisions be made in the best interests of the Fund.

The Adviser considers each proxy proposal individually and makes decisions on a case-by-case basis based on internal research, review of corporate governance, and proposals by other companies in a particular sector.

The Adviser generally votes with management on routine matters related to the operation of a particular company and that is not expected to have a significant impact on shareholders.  The Adviser generally supports proposals that foster good corporate governance practices, and will support proposals calling for boards to consist of a majority of independent directors.  The Adviser also generally supports appropriate compensation plans to be used as incentive for management, employees and directors, but will analyze each proposal regarding compensation plans to ascertain the impact on corporate governance and shareholder value.  The Adviser will vote against plans that dilute shareholder ownership interest without commensurate benefit.  Votes on issues such as proxy contests and defenses, tender offers, mergers and restructurings are reviewed on a case-by-case basis.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict in one of the following ways:

●	Contact the Board and ask for a recommendation on the vote; or

●	Engage an independent third party to assist in the resolution of the conflict.

The Fund is required to file Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Form N-PX for the Fund is available without charge, upon request, by calling toll-free (866) 209-1129 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND
MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of November 30, 2007, the Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.  As of November 30, 2007, no shareholders were considered to be either a control person or principal shareholder of the Fund.

THE FUND’S INVESTMENT ADVISER

Investment advisory services are provided to the Fund by St. Denis J. Villere & Company, LLC, located at 601 Poydras St., Suite 1808, New Orleans, Louisiana, 70130, the Fund’s Adviser, pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust.  The Adviser provides investment advisory services to individual and institutional clients and investment companies.  The Adviser is controlled by Sandy Villere, Sr. and George Young.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Independent Trustees, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement, or by a majority of the outstanding voting securities held by Fund shareholders, upon a 60-day written notice and is automatically terminated in the event of its “assignment”, as defined in the 1940 Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation, the Fund pays the Adviser a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.75%.

Fiscal Year Ended	Fees Accrued	Fees Waived	Reimbursement for Fee Reductions and/or Expense Payments
August 31, 2007	$497,496	$0	$0
August 31, 2006	$396,627	$0	$15,105
August 31, 2005	$279,717	$0	$85,598

The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one-year period shown in the Expense Example in the Fund’s Prospectus and may continue for an indefinite period thereafter, until the Board determines that the Expense Cap is no longer in the best interest of the Fund and its shareholders.  The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

PORTFOLIO MANAGER.

Mr. George V. Young serves as the portfolio manager for the Fund and is primarily responsible for the day-to-day management of the Fund.  The following provides information regarding other accounts managed by Mr. Young as of August 31, 2007:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	149	$251 Million	0	$0

Mr. Young’s compensation as the Fund’s portfolio manager is based on the income derived from his ownership as a partner of Villere & Co.  His compensation is not based on Fund performance.  He does not receive a bonus or deferred compensation as part of his compensation, although he does participate in a 401(k) retirement plan.

The Adviser serves as investment manager for other investment accounts with investment objectives and strategies substantially similar to the Fund, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the portfolio manager’s advised accounts.  The Fund and any separate accounts managed similarly to the Fund are managed concurrently, and all portfolio transactions are implemented according the Adviser’s trade allocation procedures.  These procedures, among other things, ensure that all trades allocated to advisory clients (including the Fund) fulfill the Adviser’s fiduciary duty to each client and that securities are otherwise allocated on a basis that is fair and nondiscriminatory.  Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades, cross transactions and private placements.  In determining a fair allocation, the Adviser takes into account a number of factors, including among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the transaction, the relative size of a client’s portfolio, cash available for investment suitability, as well as each client’s investment objectives.

The following indicates the beneficial ownership of the portfolio manager in the Fund as of August 31, 2007:

Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000-$500,001-$1,000,000, Over $1,000,000)
George V. Young	$100,001 - $500,000

THE FUND’S SERVICE PROVIDERS

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT.

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, provides certain administrative services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund a fee based on the Fund’s current average daily net assets of 0.15% on and the first $100 million in assets, 0.10% on the next $100 million in assets and 0.05% on assets over $150 million with a minimum fee of $30,000.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

The table below shows the amount of administration fees paid by the Fund to USBFS for the fiscal years shown.

Fiscal Year Ended	Administration Fee Paid
August 31, 2007	$114,019
August 31, 2006	$103,881
August 31, 2005	$74,590

CUSTODIAN.

U.S. Bank, National Association (the “Custodian”), is custodian of the assets of the Fund pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian holds and administers the Fund’s assets for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL.

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York, 10022, serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will seek best execution.  The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under the Advisory Agreement, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers that sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the Adviser’s general policy to seek best execution  in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Adviser may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Adviser.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of such client account seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund.  However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

The table below shows the amount of brokerage commissions paid by the Fund with respect to transactions for the fiscal years shown.

	August 31, 2007	August 31, 2006	August 31, 2005
Brokerage Fees Paid	$67,088	$56,079	$63,311

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The securities in the Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund’s Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES.  You may purchase shares of the Fund from selected securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  Purchase orders through Financial Intermediaries are effected at the next-determined NAV after receipt of the order by such Financial Intermediary before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.  Orders received after that time will be purchased at the next-determined NAV.

The public offering price of Fund shares is the NAV.  Shares are purchased at the public offering price next determined after USBFS receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, USBFS must receive your order in proper form before the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Adviser and the Board.

AUTOMATIC INVESTMENT PLAN.  As discussed in the Prospectus, the Fund provides an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of the Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Fund.  The market value of the Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that this plan does not assure a profit nor does it protect against depreciation in declining markets.

HOW TO SELL SHARES AND DELIVERY OF REDEMPTION PROCEEDS.  You can sell Fund shares any day the NYSE is open for regular trading.  Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by USBFS of the request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption.

TELEPHONE REDEMPTIONS.  As described in the Prospectus, shareholders with telephone transactions privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from a person claiming to be the shareholder, the Fund or its authorized agents, may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.   For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

USBFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If USBFS fails to employ reasonable procedures, the Fund and USBFS may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact USBFS.

During periods of unusual market and shareholder activity, you may experience delays in contacting USBFS by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectus.  Telephone privileges may be modified or terminated without notice.

REDEMPTIONS IN-KIND.  The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (up to the lesser of (1) $250,000 or (2) 1% of the Fund’s assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like most mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio.  If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS.  Dividends from net investment income and distributions of net profits from the sale of securities are generally made annually.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also be distributed on or about December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue a statement of the federal income tax status of all distributions to each shareholder.

TAX INFORMATION.  Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not  be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

The Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year.  In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his, her, or its own tax advisor to determine the application of the tax law and practice in his, her, or its own particular circumstances.

As required by U.S. treasury regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Code.  The advice was prepared for the Fund.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (“Quasar”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and member of the FINRA.

The Distribution Agreement between the Fund and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

SUPPORT PAYMENTS.  Payments may be made by the Adviser to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of August 31, 2007 the Adviser has agreements with two firms to pay such Support Payments, which are structured in three ways:  (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

Support Payments to such dealer(s) for the calendar year 2006 were as follows:

Firm	Payment
National Financial Services, LLC	$6,269.84
Vanguard Fiduciary Trust	$401.09
Schwab	$18,330.39

ENTERTAINMENT, CONFERENCES AND EVENTS.  The Adviser also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Adviser pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries, may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to each Fund shares.

FINANCIAL STATEMENTS

The Fund’s Annual Report to shareholders for the fiscal year ended August 31, 2007 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

APPENDIX A
CORPORATE BOND RATINGS

MOODY’S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge”.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

STANDARD & POOR’S RATINGS GROUP

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance.  While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

APPENDIX B
COMMERCIAL PAPER RATINGS

MOODY’S INVESTORS SERVICE, INC.

Prime-1: Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

STANDARD & POOR’S RATINGS GROUP

A-1:This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated “A-1”.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 23.  Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on February 18, 2003.

(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

(d)	(i)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

1

	(viii)(B)	Investment Advisory Agreement dated _________, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. – to be filed.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xiii)
Investment Advisory Agreement dated October 7, 2007 between the Trust, on behalf of the Robeco Municipal Shares Fund, and Robeco Investment Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(xiv)
Amended and Restated Investment Advisory Agreement August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(e)	(i)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

2

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(vii)(B)	Amendment to Exhibit A of the Distribution Agreement dated _____, 2007, between the Trust on behalf of the Hodges Small Cap Fund – to be filed.

(viii)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Distribution Agreement dated October 29, 2007 between the Trust, on behalf of the Robeco Municipal Shares Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(xii)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

3

(xiv)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(f)		Bonus or Profit Sharing Contracts – None.

(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Addendum to Custodian Agreement on behalf of the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

	(vii)	Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(i)(E)
Addendum to Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

4

(i)(G)
Addendum to Administration Servicing Agreement on behalf of the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(i)(H)	Addendum to Administration Servicing Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(ii)(G)	Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund – to be filed.

(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(iii)(G)	Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund – to be filed.

5

(iv)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)
Operating Expense Limitation Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 265 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2006.

(xii)
Operating Expense Limitation Agreement dated August 1, 2004 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 261 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2006.

(xiii)	Operating Expense Limitation Agreement dated _____, 2007 between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. – to be filed.

(xiv)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xv)	Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. – filed herewith.

(xvi)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

6

(xvii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xviii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xix)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xx)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxi)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated April 21, 2004 by Paul, Hastings, Janofsky & Walker LLP for the Greenville Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2004.

7

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hester Total Return Fund (formerly, the Avondale Hester Total Return Fund) is herein incorporated by reference from the Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

	(xi)	Opinion and Consent of Counsel dated _____, 2007 by Goodwin Procter LLP for the Hodges Fund – to be filed.

(xii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiv)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xvi)
Opinion and Consent of Counsel dated November 15, 2007 by Goodwin Procter LLP for the Robeco Municipal Shares Fund is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(xvii)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xviii)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xix)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xx)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(j)	(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(ii)
Powers of Attorney dated June 19, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 258 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2006.

(k)		Omitted Financial Statements – None.

8

(l)		Initial Capital Agreements – None.

(m)	(i)
Form of Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vii)
Rule 12b-1 Distribution Plan between the Trust, on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

(n)	(i)
Rule 18f-3 Plan dated June 7, 2006 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(o)		Reserved.

(p)	(i)
Code of Ethics for the Trust, on behalf of the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 186 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 24, 2005.

(ii)
Code of Ethics for Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(iii)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from the Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(iv)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(v)
Code of Ethics for Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 223 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2005.

(vi)
Code of Ethics for Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 212 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

9

(vii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 213 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(viii)
Code of Ethics for Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ix)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(x)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xi)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(xii)
Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 297 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 16, 2007.

(xiii)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xiv)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xv)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xvi)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 23, 2001.

Item 24.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.	Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

10

Item 26.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27.  Principal Underwriter

Quasar Distributor’s, LLC acts as the Principal Underwriter for the Trust.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
AIP Underlying Funds Trust	The Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund L.P.
Alpine Equity Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	M.D. Sass
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	The MP 63 Fund, Inc.
Buffalo Balanced Fund, Inc.	MUTUALS.com
Buffalo High Yield Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas High Income Fund, Inc.
Country Mutual Funds Trust	Nicholas II, Inc.
Cullen Funds Trust	Nicholas Limited Edition, Inc.
Everest Funds	Nicholas Money Market Fund, Inc.
Fairholme Funds, Inc.	Permanent Portfolio Funds
FFTW Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PRIMECAP Odyssey Funds
First American Strategy Funds, Inc.	Prudent Bear Funds, Inc.
Fort Pitt Capital Funds	The Purisima Funds
The Glenmede Fund, Inc.	Quaker Investment Trust
The Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund	Rockland Trust

11

Guinness Atkinson Funds	Summit Mutual Funds, Inc.
Harding, Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
The Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust For Professional Managers
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	WY Funds
Jacob Internet Fund Inc.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)           Not applicable.

Item 28.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, OH 45202
Registrant’s Investment Advisers
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
Duncan-Hurst Capital Management, Inc. 4365 Executive Drive, Suite 1520 San Diego, CA 92121
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Greenville Capital Management, Inc. 100 S. Rockland Falls Road Rockland, DE 19732
Hester Capital Management, LLC 1301 S. Mo-Pac Expressway, Suite 350 Austin, TX 78746

12

Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Robeco Investment Management, Inc. 909 3rd Avenue New York, NY 10022
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130

Item 29.  Management Services

Not applicable.

Item 30.  Undertakings

Not applicable.

13

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 298 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 298 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on December 13, 2007.

Professionally Managed Portfolios

By: Robert M. Slotky*
   Robert M. Slotky
   President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 298 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	December 13, 2007
Steven J. Paggioli

Dorothy A. Berry*	Trustee	December 13, 2007
Dorothy A. Berry

Wallace L. Cook*	Trustee	December 13, 2007
Wallace L. Cook

Carl A. Froebel*	Trustee	December 13, 2007
Carl A. Froebel

Robert M. Slotky*	President	December 13, 2007
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	December 13, 2007
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		December 13, 2007
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(h)(xv)	Operating Expense Limitation Agreement

(j)(i)	Consent of Independent Registered Public Accounting Firm